Related Party Transactions - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
KKR Capital Markets, LLC
Related Party Transaction [Line Items]
Fees paid to arranger				$ 0
Underwriting discounts and commissions paid	$ 7,400,000
Underwriter, arranger and transaction fees paid		$ 3,700,000	$ 2,400,000
Monitoring Agreement | KKR and WBA
Related Party Transaction [Line Items]
Percentage of EBITDA payable as advisory fee		1.00%
Termination fees paid	22,700,000
Selling, General, and Administrative Expenses | Monitoring Agreement | KKR and WBA
Related Party Transaction [Line Items]
Recognized monitoring and advisory fees	$ 700,000		$ 5,600,000	$ 4,900,000